Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax

11. INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s entity incorporated in the BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by the entity to their shareholders, no BVI withholding tax will be imposed.

UAE

Under the current laws of the UAE, the Company is not subject to tax on income or capital gain. Additionally, UAE does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries are subject to Hong Kong profits tax at the rate of 16.5% on their taxable income generated from the operations in Hong Kong. Payments of dividends by the Hong Kong subsidiaries to the Company are not subject to withholding tax in Hong Kong. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates.

11. INCOME TAX (continued)

PRC

The Company’s PRC subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non‑PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is more likely than not that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

Singapore

The subsidiary incorporated in Singapore is subject to the Singapore Corporate Tax rate of 17% for the year ended December 31, 2021.

Income before income taxes were generated in the following jurisdictions:

	For the Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
British Virgin Islands (BVI)	(382)	(976)	(1,227)
UAE	27,663,586	63,056,081	122,422,324
PRC, excluding HK S.A.R.	2,142,160	(57,038,284)	(35,920,356)
HK S.A.R.	(85,436)	65,233	286,843
Cayman Islands	(359,359)	(2,007,587)	(2,152,866)
Singapore	—	—	(20,447)
Total	29,360,569	4,074,467	84,614,271

Income tax expense recognized in the consolidated statements of comprehensive income consists of current income tax expense.

The effective income tax rate for the years ended December 31, 2019, 2020 and 2021 was 1.5%, 21.1% and 2.4%, respectively. All the income tax expense was related to the subsidiaries located in PRC and Hong Kong, which were subject to the PRC statutory income tax at the rate of 25% for their taxable income and Hong Kong profits tax at the rate of 8.25% for first HK$2 million and remaining profits taxed at 16.5% on its taxable income generated from the operations in Hong Kong.

11. INCOME TAX (continued)

Deferred income tax assets and liabilities are as follows:

	As of December 31,
	2020	2021
	US$	US$
Deferred tax assets
Operating lease liabilities	—	167,083
Net operating loss carry forwards	3,334	28,779
Total gross deferred tax assets	3,334	195,862
Valuation allowance on deferred tax assets	(3,334)	(28,779)
Deferred tax assets, net of valuation allowance	—	167,083

Deferred tax liabilities
Operating lease right-of-use assets	—	167,083
Total gross deferred tax liabilities	—	167,083

Net deferred tax assets	—	—

Changes in valuation allowance are as follows:

	As of December 31,
	2020	2021
	US$	US$
Balance at the beginning of the year	40,859	3,334
Additions	131	25,445
Reversals	(37,656)	—
Balance at the end of the year	3,334	28,779

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit or retained earnings, existence of taxable temporary differences and reversal periods.